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BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia New York Intermediate Municipal Bond Fund

Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia New York Intermediate Municipal Bond Fund | 2026
2
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds 98 .2%
Education 15.9%
Build NYC Resource Corp.
Revenue Bonds
09/01/2033 5.000% 1,000,000 1,060,062
Series A
06/15/2041 5.000% 500,000 510,613
06/15/2045 5.250% 250,000 247,894
Build NYC Resource Corp.
(a)
Revenue Bonds
Series A
07/01/2046 6.250% 360,000 360,035
Series B
06/01/2036 5.000% 500,000 512,686
Dutchess County Local Development Corp.
Refunding Revenue Bonds
07/01/2032 5.000% 220,000 225,019
Revenue Bonds
07/01/2031 5.000% 170,000 175,624
07/01/2032 5.000% 210,000 216,556
07/01/2033 5.000% 205,000 211,130
Hempstead Town Local Development Corp.
Refunding Revenue Bonds
Series B
10/01/2043 5.000% 500,000 508,966
Madison County Capital Resource Corp.
Refunding Revenue Bonds
07/01/2042 5.000% 425,000 459,623
Monroe County Industrial Development Corp.
(a)
Revenue Bonds
Series A
06/01/2040 5.000% 900,000 901,429
Monroe County Industrial Development Corp.
Revenue Bonds
05/01/2034 5.000% 750,000 773,679
New York State Dormitory Authority
Refunding Revenue Bonds
07/01/2029 5.000% 175,000 178,202
07/01/2030 5.000% 150,000 152,342
07/01/2032 5.000% 500,000 550,005
Revenue Bonds
Series A
10/01/2032 5.000% 1,000,000 1,003,991
10/01/2036 5.000% 400,000 440,604
07/01/2037 5.000% 2,000,000 2,086,908
10/01/2040 5.000% 300,000 316,454
Saratoga County Capital Resource Corp.
Revenue Bonds
07/01/2033 5.000% 165,000 170,432
07/01/2034 5.000% 200,000 206,386
07/01/2035 5.000% 200,000 206,129
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Tompkins County Development Corp.
Refunding Revenue Bonds
07/01/2034 5.000% 575,000 589,695
Total 12,064,464
General Obligations 11.8%
City of New York
Refunding General Obligation Unlimited
Series F-1
08/01/2038 5.000% 250,000 266,697
General Obligation Unlimited
Series A-1
08/01/2035 5.000% 500,000 551,346
Series C
03/01/2038 5.000% 1,365,000 1,461,801
Series D
10/01/2043 5.000% 500,000 527,546
City of Yonkers
General Obligation Limited
Series A (AG)
09/01/2028 5.000% 2,090,000 2,140,006
11/15/2028 5.000% 1,780,000 1,790,747
County of Monroe
General Obligation Limited
Series B (BAM)
AMT
06/01/2027 5.000% 1,350,000 1,371,202
County of Nassau
General Obligation Limited
Series B
04/01/2033 5.000% 1,000,000 1,013,494
Total 9,122,839
Hospital 8.1%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Series A
05/01/2043 5.250% 500,000 538,609
Brookhaven Local Development Corp.
Refunding Revenue Bonds
11/01/2036 5.250% 750,000 752,066
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
11/15/2029 5.000% 550,000 550,635
11/15/2030 5.000% 650,000 650,709
Build NYC Resource Corp.
Revenue Bonds
07/01/2036 4.000% 100,000 100,132
New York State Dormitory Authority
Refunding Revenue Bonds
Series A
09/01/2037 4.000% 300,000 282,746
05/01/2042 5.000% 500,000 525,772
Revenue Bonds
10/01/2033 5.000% 750,000 800,094

Portfolio of Investments
(continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia New York Intermediate Municipal Bond Fund | 2026
3
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Series B
12/01/2034 5.000% 1,000,000 1,025,409
Westchester County Local Development Corp.
Revenue Bonds
07/01/2035 5.000% 1,000,000 1,069,679
Total 6,295,851
Housing 4.6%
Amherst Development Corp.
Refunding Revenue Bonds
Series A (AG)
10/01/2028 5.000% 730,000 745,604
10/01/2029 5.000% 1,290,000 1,315,895
New York City Housing Development Corp.
Refunding Revenue Bonds
12/15/2031 4.000% 500,000 502,501
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Series A
05/01/2030 5.000% 420,000 424,225
05/01/2031 5.000% 400,000 403,678
State of New York Mortgage Agency Homeowner Mortgage
Revenue
Refunding Revenue Bonds
Series 211
10/01/2038 3.625% 110,000 101,845
Total 3,493,748
Industrial Development Revenue 1.3%
New York Transportation Development Corp.
Revenue Bonds
AMT
10/31/2034 4.000% 500,000 496,037
10/31/2041 4.000% 570,000 533,591
Total 1,029,628
Other Revenue 0.6%
Trust for Cultural Resources of The City of New York
Refunding Revenue Bonds
08/01/2036 5.000% 270,000 305,779
Revenue Bonds
Series A
12/01/2035 5.000% 165,000 183,240
Total 489,019
Special Tax Revenue 15.8%
Metropolitan Transportation Authority Dedicated Tax Fund
Special Tax
Series A
11/15/2041 5.000% 325,000 349,447
New York City Transitional Finance Authority Building Aid
Revenue
Revenue Bonds
Series S-3 (ST AID WITHHLDG)
07/15/2034 5.000% 1,000,000 1,036,037
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
New York City Transitional Finance Authority Future Tax Secured
Revenue
Refunding Revenue Bonds
Series A-1
11/01/2039 5.000% 1,000,000 1,069,069
Revenue Bonds
Series A
11/01/2044 5.000% 1,000,000 1,061,373
Series A-1
05/01/2039 5.000% 500,000 531,005
New York Convention Center Development Corp.
Refunding Revenue Bonds
Series A
11/15/2044 5.000% 180,000 191,669
New York State Dormitory Authority
Refunding Revenue Bonds
Series A
03/15/2039 5.000% 1,000,000 1,074,479
03/15/2042 5.000% 1,000,000 1,066,401
Series A-1
03/15/2040 5.000% 1,000,000 1,072,176
Series C
03/15/2039 5.000% 500,000 540,697
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series C
11/15/2040 5.250% 1,000,000 1,095,777
Revenue Bonds
Series A
12/01/2041 5.000% 500,000 539,883
Triborough Bridge & Tunnel Authority Sales Tax Revenue
Revenue Bonds
Series A
05/15/2039 5.000% 750,000 803,446
Series A-1
05/15/2042 5.000% 1,500,000 1,600,751
Total 12,032,210
Tobacco 4.1%
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series A-2
06/01/2037 4.000% 1,170,000 1,137,442
TSASC, Inc.
Refunding Revenue Bonds
Series A
06/01/2031 5.000% 2,000,000 2,024,638
Total 3,162,080
Transportation 24.9%
Build NYC Resource Corp.
Revenue Bonds
AMT
07/01/2043 5.500% 500,000 528,272
Metropolitan Transportation Authority
(b)
Refunding Revenue Bonds
Series C-2
11/15/2029 0.000% 1,500,000 1,346,001

Portfolio of Investments
(continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia New York Intermediate Municipal Bond Fund | 2026
4
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series A
11/15/2040 5.000% 1,000,000 1,057,489
Series B
11/15/2026 5.000% 2,590,000 2,606,929
New York State Thruway Authority
Refunding Revenue Bonds
Series A
01/01/2038 5.000% 500,000 555,522
Series P
01/01/2042 5.000% 500,000 530,617
New York Transportation Development Corp.
Refunding Revenue Bonds
AMT
08/01/2031 3.000% 650,000 624,570
Series A
AMT
12/01/2036 5.000% 800,000 824,932
12/01/2038 4.000% 300,000 281,398
Revenue Bonds
AMT
06/30/2040 5.500% 500,000 521,321
06/30/2040 6.000% 500,000 550,451
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 209
07/15/2034 5.000% 2,500,000 2,588,169
Series 211
09/01/2036 5.000% 1,000,000 1,035,414
09/01/2038 4.000% 1,400,000 1,401,678
Series 238
AMT
07/15/2038 5.000% 500,000 527,474
Series 246
AMT
09/01/2042 5.000% 250,000 262,124
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series A
11/15/2037 5.000% 500,000 539,000
Series B
11/15/2031 5.000% 2,000,000 2,195,591
Revenue Bonds
Series A-1
11/15/2041 5.000% 1,000,000 1,080,136
Total 19,057,088
Utilities 9.0%
Long Island Power Authority
Refunding Revenue Bonds
Series A
09/01/2041 5.000% 2,000,000 2,133,927
Series B
09/01/2027 5.000% 1,000,000 1,001,711
09/01/2030 5.000% 750,000 751,323
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Revenue Bonds
09/01/2035 5.000% 1,200,000 1,220,990
Series E
09/01/2040 5.000% 160,000 171,888
Long Island Power Authority
(c)
Refunding Revenue Bonds
Series B
09/01/2035 5.000% 200,000 224,117
New York Energy Finance Development Corp.
(d)
Revenue Bonds
07/01/2056 5.000% 500,000 508,378
New York Power Authority
Revenue Bonds
Series A
11/15/2040 5.250% 500,000 550,566
11/15/2041 5.000% 250,000 271,511
Total 6,834,411
Water and Sewer 2.1%
Buffalo Municipal Water Finance Authority
Revenue Bonds
Series A (BAM)
07/01/2044 5.000% 500,000 533,910
New York City Municipal Water Finance Authority
Revenue Bonds
Series BB
06/15/2043 5.000% 1,000,000 1,073,645
Total 1,607,555
Total Municipal Bonds
(Cost $ 76,102,706 ) 75,188,893
. Shares
.....
Value ($)
Money Market Funds 1 .3%
BlackRock Liquidity Funds MuniCash,
Institutional Class, 2.187%
(e)
985,375 985,474
1 1 1
Total Money Market Funds
(Cost $ 985,474 ) 985,474
Total Investments in Securities
(Cost $ 77,088,180 ) 76,174,367
Other Assets & Liabilities, Net 418,404
Net Assets 76,592,771

Portfolio of Investments
(continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia New York Intermediate Municipal Bond Fund | 2026
5
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $1,774,150, which represents 2.32% of total net assets.
(b) Zero coupon bond.
(c) Represents a security purchased on a when-issued basis.
(d) Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2026.
(e) The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
AG Assured Guaranty Inc.
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.
ST AID
WITHHLDG State Aid Withholding

3QT204_(09/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.